Retirement Benefits Plans - Fair Value of Pension Plan Assets (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	$ 3,855	$ 2,653
United States pension plan percentage of worldwide pension assets	68.00%
United Kingdom pension plan percentage of worldwide pension assets	26.00%
United States pension plan target allocation of United States equities	39.00%
United States pension plan target allocation of non-United States equities	30.00%
United States pension plan target allocation of real estate	4.00%
United States target allocation of debt securities and other, including cash equivalents	27.00%
United Kingdom pension plan target allocation of equities	62.00%
Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	416	327
Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	3,398	2,291
Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	41	35
Non-United States Equity and Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1,313	925
Non-United States Equity and Global Equities [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Non-United States Equity and Global Equities [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1,313	925
Non-United States Equity and Global Equities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
United States Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	978	642
United States Equity [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
United States Equity [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	978	642
United States Equity [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	538	263
Fixed Income [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Fixed Income [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	538	263
Fixed Income [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Long Duration Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	61	107
Long Duration Funds [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Long Duration Funds [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	61	107
Long Duration Funds [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Exchange Traded Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	43
Exchange Traded Funds [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0
Exchange Traded Funds [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	43
Exchange Traded Funds [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	331	296
Fixed Income Securities [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Fixed Income Securities [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	331	296
Fixed Income Securities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
United States treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	143	120
United States treasuries [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	143	120
United States treasuries [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
United States treasuries [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	124	82
Real Estate [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	119	82
Real Estate [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Real Estate [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	5	0
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	104	79
Equity Securities [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	104	79
Equity Securities [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Equity Securities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	140	67
Cash and Cash Equivalents [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	7	9
Cash and Cash Equivalents [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	133	58
Cash and Cash Equivalents [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	40	35
Investments [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	40	35
Investments [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Investments [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Other Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	40	37
Other Pension Plans, Defined Benefit [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	3	2
Other Pension Plans, Defined Benefit [Member] | Other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	1	0
Other Pension Plans, Defined Benefit [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	$ 36	$ 35